Warrants - Narrative (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended		6 Months Ended
	Oct. 22, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Oct. 01, 2024	Jun. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Warrants (in shares)						18,645,997	0
Warrant liability		$ 34,023	$ 22,996	$ 34,023	$ 22,996			$ 0
Public and private placement warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant (in usd per share)						$ 11.5
Public warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)		11,240,688	11,240,688	11,240,688	11,240,688	11,499,997
Exercise price of warrant (in usd per share)		$ 11.5	$ 11.5	$ 11.5	$ 11.5
Warrant liability						$ 1,265
Exercised (in shares)				259,309	0
Proceeds from warrant exercises				$ 2,982
Private placement warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)		7,146,000	7,146,000	7,146,000	7,146,000	7,146,000
Exercise price of warrant (in usd per share)		$ 11.5	$ 11.5	$ 11.5	$ 11.5
Warrant liability		$ 16,793	$ 7,146	$ 16,793	$ 7,146	$ 786
Exercised (in shares)				0	0
Loss on change in fair value of warrants			$ (3,507)	$ 16,007	$ (9,647)
WTI Warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)		2		2		0
Exercise price of warrant (in usd per share)	$ 10
Warrant liability	$ 15,690	$ 17,230		$ 17,230
Exercised (in shares)				0
Loss on change in fair value of warrants		$ 1,540
Purchase price (in usd per share)	$ 0.01
Number of shares acquirable, numerator for calculation	$ 10,000
Threshold price of common stock (in usd per share)	$ 10
Threshold price of common stock, period	18 months
Cash amount warrants may be exchanged for	$ 15,000
Right to participate in debt offering, maximum amount	$ 5,000